Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net of capitalized interest	$ 3,888	$ 155	$ 397	$ 87
Cash and cash equivalents discontinued operations	$ 710	$ 710